INCOME TAXES (components of income (loss) before income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ (4,353)	$ 12,316	$ (3,588)
Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	292	2,164	(11,419)
Germany [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(5,303)	828	4,317
UNITED STATES
Income Taxes [Line Items]
Income (loss) before income tax expenses	(1,074)	(1,620)	(3,621)
Spain [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	673	362	552
Israel [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	273	10,076	7,298
Other Currency [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ 786	$ 506	$ (715)